Property and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment

Property and equipment were as follows:

	December 31,
	2018	2017
	(in millions)
Land	$12	$12
Buildings and leasehold improvements(1)	456	428
Furniture and equipment	356	346
Construction-in-progress	24	17
	848	803
Accumulated depreciation(1)	(481)	(450)
	$367	$353

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(1)
Buildings and leasehold improvements included $65 million and $68 million of capital lease assets as of December 31, 2018 and 2017, respectively, with associated accumulated amortization of $45 million and $43 million, respectively.

Depreciation expense on property and equipment was $54 million, $59 million and $52 million during the years ended December 31, 2018, 2017 and 2016, respectively.